SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Revenue recognition
Total revenue	¥ 11,425,836	$ 1,792,963	¥ 10,528,234	¥ 10,481,001
Balances of contract liabilities and contract assets
Contract liabilities	98,411		99,637		$ 15,443
Revenue recognized included in contract liability balance at the beginning of the period	81,951	12,860	35,287	91,858
UCargo
Revenue recognition
Total revenue	2,809,081	440,806	2,519,919	2,574,054
Capital
Revenue recognition
Total revenue	¥ 117,622	$ 18,457	¥ 142,506	¥ 124,835
Minimum
Revenue recognition
Customer credit terms	5 days	5 days
Maximum
Revenue recognition
Customer credit terms	120 days	120 days